Other liabilities	12 Months Ended
Dec. 31, 2021
Other liabilities [Abstract]
Other liabilities [Text Block]

23Other liabilities

Other non-current liabilities

Non-current liabilities were EUR 56 million as of December 31, 2021 (December 31, 2020: EUR 74 million).

Non-current liabilities are associated mainly with indemnification and non-current accruals.

Other current liabilities

Other current liabilities are summarized as follows:

Philips Group

Other current liabilities

in millions of EUR

	2020	2021
Accrued customer rebates that cannot be offset with accounts receivables for those customers	412	280
Other taxes including social security premiums	253	190
Other liabilities	119	116
Other current liabilities	785	587

Contract liabilities

Non-current contract liabilities were EUR 446 million as of December 31, 2021 (December 31, 2020: EUR 403 million) and current contract liabilities were EUR 1,491 million as of December 31, 2021 (December 31, 2020: EUR 1,239 million).

The current contract liabilities increased with EUR 251 million. The year-on-year change is mainly driven by increase in deferred balance for customer service contracts.

The current contract liabilities as of December 31, 2020 resulted in revenue recognized of EUR 1,239 million in 2021.